Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Durable Growth Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Research Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended January 31, 2021

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – ALPHA STRATEGY FUND January 31, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.99%

Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	4,109,788	$167,022
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	3,022,501	82,393
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	8,091,863	157,872
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	3,660,155	86,563
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	8,534,423	163,605
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(d)	7,882,711	158,285
Total Investments in Underlying Funds (cost $717,087,662)		815,740
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $731,200 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $733,140; proceeds: $718,704 (cost $718,704)	$719	$719
Total Investments in Securities 100.08% (cost $717,806,366)		816,459
Liabilities in Excess of Other Assets (0.08)%		(664)
Net Assets 100.00%		$815,795

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$815,740	$–	$–	$815,740
Short-Term Investment
Repurchase Agreement	–	719	–	719
Total	$815,740	$719	$–	$816,459

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.23%

Aerospace & Defense 0.60%
CAE, Inc. (Canada)(a)	38,607	$871

Automobiles 1.63%
Tesla, Inc.*	2,978	2,363

Banks 0.84%
First Republic Bank	8,383	1,215

Beverages 1.74%
Brown-Forman Corp. Class B	10,037	719
Coca-Cola Co. (The)	37,273	1,795
Total		2,514

Biotechnology 1.97%
Amgen, Inc.	4,749	1,147
Seagen, Inc.*	4,214	692
Vertex Pharmaceuticals, Inc.*	4,412	1,011
Total		2,850

Capital Markets 0.67%
Moody’s Corp.	3,652	972

Chemicals 0.70%
Air Products & Chemicals, Inc.	3,775	1,007

Construction Materials 0.85%
Vulcan Materials Co.	8,277	1,234

Containers & Packaging 1.03%
Avery Dennison Corp.	4,940	745
Ball Corp.	8,446	744
Total		1,489

Entertainment 3.26%
Activision Blizzard, Inc.	11,748	1,069
Netflix, Inc.*	4,933	2,626
Walt Disney Co. (The)*	6,028	1,014
Total		4,709

Equity Real Estate Investment Trusts 1.48%
SBA Communications Corp.	7,941	2,134
Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.81%
Walmart, Inc.	8,327	$1,170

Health Care Equipment & Supplies 5.39%
Align Technology, Inc.*	2,904	1,526
Boston Scientific Corp.*	20,736	735
Danaher Corp.	7,380	1,755
DexCom, Inc.*	3,136	1,176
Intuitive Surgical, Inc.*	2,049	1,532
West Pharmaceutical Services, Inc.	3,547	1,062
Total		7,786

Health Care Providers & Services 0.30%
Guardant Health, Inc.*	2,763	430

Health Care Technology 0.30%
Veeva Systems, Inc. Class A*	1,574	435

Hotels, Restaurants & Leisure 1.52%
Airbnb, Inc. Class A*	1,941	356
Chipotle Mexican Grill, Inc.*	1,061	1,570
Hilton Worldwide Holdings, Inc.	2,699	274
Total		2,200

Household Products 0.32%
Church & Dwight Co., Inc.	5,473	462

Industrial Conglomerates 1.42%
Honeywell International, Inc.	5,661	1,106
Roper Technologies, Inc.	2,410	947
Total		2,053

Information Technology Services 9.35%
Fidelity National Information Services, Inc.	10,857	1,340
Genpact Ltd.	26,697	1,022
Global Payments, Inc.	5,443	961
Mastercard, Inc. Class A	11,121	3,518
PayPal Holdings, Inc.*	15,092	3,536
Twilio, Inc. Class A*	3,759	1,351
Visa, Inc. Class A	9,220	1,782
Total		13,510

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Insurance 0.43%
RenaissanceRe Holdings Ltd.	4,147	$624

Interactive Media & Services 10.07%
Alphabet, Inc. Class A*	3,933	7,187
Facebook, Inc. Class A*	23,422	6,050
Match Group, Inc.*	9,379	1,312
Total		14,549

Internet & Direct Marketing Retail 8.43%
Amazon.com, Inc.*	3,802	12,190

Leisure Products 0.45%
Peloton Interactive, Inc. Class A*	4,453	651

Life Sciences Tools & Services 1.37%
10X Genomics, Inc. Class A*	5,655	968
Repligen Corp.*	5,035	1,007
Total		1,975

Machinery 0.79%
Stanley Black & Decker, Inc.	6,603	1,146

Multi-Line Retail 0.72%
Dollar Tree, Inc.*	10,310	1,048

Personal Products 0.86%
Estee Lauder Cos., Inc. (The) Class A	5,267	1,246

Pharmaceuticals 4.23%
AstraZeneca plc ADR	16,678	844
Bristol-Myers Squibb Co.	19,617	1,205
Eli Lilly and Co.	10,500	2,184
Zoetis, Inc.	12,188	1,880
Total		6,113

Professional Services 0.52%
CoStar Group, Inc.*	838	754
Investments	Shares	Fair Value (000)
Road & Rail 2.40%
J.B. Hunt Transport Services, Inc.	8,854	$1,192
Norfolk Southern Corp.	4,695	1,111
Old Dominion Freight Line, Inc.	6,006	1,165
Total		3,468

Semiconductors & Semiconductor Equipment 7.48%
Analog Devices, Inc.	10,744	1,583
Lam Research Corp.	2,705	1,309
NVIDIA Corp.	5,767	2,996
NXP Semiconductors NV (Netherlands)(a)	6,163	989
QUALCOMM, Inc.	19,892	3,109
Xilinx, Inc.	6,284	821
Total		10,807

Software 15.52%
DocuSign, Inc.*	4,104	956
Microsoft Corp.	52,290	12,129
RingCentral, Inc. Class A*	7,132	2,660
salesforce.com, Inc.*	13,811	3,115
ServiceNow, Inc.*	4,475	2,430
Splunk, Inc.*	6,877	1,135
Total		22,425

Specialty Retail 2.30%
Burlington Stores, Inc.*	7,187	1,789
Home Depot, Inc. (The)	5,684	1,539
Total		3,328

Technology Hardware, Storage & Peripheral 7.74%
Apple, Inc.	84,755	11,184

Textiles, Apparel & Luxury Goods 1.74%
NIKE, Inc. Class B	18,775	2,508
Total Common Stocks (cost $110,786,665)		143,420

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND January 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $1,019,600 of U.S. Treasury Note at 0.25% due 06/15/2023; value: $1,022,305; proceeds: $1,002,212 (cost $1,002,212)	$1,002	$1,002
Total Investments in Securities 99.92% (cost $111,788,877)		144,422
Other Assets in Excess of Liabilities 0.08%		109
Net Assets 100.00%		$144,531

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$143,420	$–	$–	$143,420
Short-Term Investment
Repurchase Agreement	–	1,002	–	1,002
Total	$143,420	$1,002	$–	$144,422

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.86%

Aerospace & Defense 3.13%
Axon Enterprise, Inc.*	8,020	$1,317

Automobiles 4.56%
Tesla, Inc.*	2,412	1,914

Biotechnology 4.51%
Iovance Biotherapeutics, Inc.*	9,651	423
TG Therapeutics, Inc.*	15,065	727
Turning Point Therapeutics, Inc.*	5,935	745
Total		1,895

Electrical Equipment 2.80%
Generac Holdings, Inc.*	4,779	1,178

Electronic Equipment, Instruments & Components 2.17%
Trimble, Inc.*	13,856	913

Entertainment 10.26%
Netflix, Inc.*	2,547	1,356
Roku, Inc.*	4,269	1,661
Walt Disney Co. (The)*	7,682	1,292
Total		4,309

Health Care Equipment & Supplies 7.46%
Align Technology, Inc.*	1,986	1,043
IDEXX Laboratories, Inc.*	1,855	888
Insulet Corp.*	4,493	1,201
Total		3,132

Hotels, Restaurants & Leisure 2.08%
DraftKings, Inc. Class A*	16,161	874

Information Technology Services 7.60%
PayPal Holdings, Inc.*	5,454	1,278
Shopify, Inc. Class A (Canada)*(a)	726	797
Square, Inc. Class A*	5,171	1,117
Total		3,192
Investments	Shares	Fair Value (000)
Interactive Media & Services 8.77%
Alphabet, Inc. Class A*	903	$1,650
Match Group, Inc.*	6,138	859
Snap, Inc. Class A*	22,216	1,176
Total		3,685

Internet & Direct Marketing Retail 8.12%
Amazon.com, Inc.*	712	2,283
MercadoLibre, Inc. (Argentina)*(a)	635	1,130
Total		3,413

Road & Rail 3.60%
Uber Technologies, Inc.*	29,731	1,514

Semiconductors & Semiconductor Equipment 12.10%
Advanced Micro Devices, Inc.*	11,714	1,003
Enphase Energy, Inc.*	6,894	1,257
NVIDIA Corp.	2,862	1,487
QUALCOMM, Inc.	8,560	1,338
Total		5,085

Software 13.09%
Crowdstrike Holdings, Inc.
Class A*	4,384	946
Five9, Inc.*	6,521	1,084
Microsoft Corp.	9,265	2,149
RingCentral, Inc. Class A*	3,542	1,321
Total		5,500

Technology Hardware, Storage & Peripheral 5.67%
Apple, Inc.	18,043	2,381

Textiles, Apparel & Luxury Goods 1.94%
NIKE, Inc. Class B	6,087	813
Total Common Stocks (cost $33,869,972)		41,115

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED GROWTH FUND January 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.99%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $425,700 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $426,829; proceeds: $418,407 (cost $418,407)	$418	$418
Total Investments in Securities 98.85% (cost $34,288,379)		41,533
Other Assets in Excess of Liabilities 1.15%		483
Net Assets 100.00%		$42,016

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$41,115	$–	$–	$41,115
Short-Term Investment
Repurchase Agreement	–	418	–	418
Total	$41,115	$418	$–	$41,533

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED LARGE CAP VALUE FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.13%

Aerospace & Defense 2.93%
Raytheon Technologies Corp.	282,720	$18,866

Auto Components 2.86%
Lear Corp.	121,867	18,373

Automobiles 3.04%
Harley-Davidson, Inc.	488,110	19,568

Banks 10.10%
CIT Group, Inc.	619,564	22,862
Citigroup, Inc.	374,282	21,705
JPMorgan Chase & Co.	158,360	20,376
Total		64,943

Biotechnology 2.82%
AbbVie, Inc.	177,190	18,158

Building Products 2.95%
Masco Corp.	349,720	18,993

Capital Markets 9.39%
Ameriprise Financial, Inc.	115,216	22,798
Invesco Ltd.	1,087,718	22,396
KKR & Co., Inc. Class A	389,687	15,178
Total		60,372

Chemicals 2.82%
Dow, Inc.	349,917	18,161

Diversified Telecommunication Services 1.79%
Verizon Communications, Inc.	209,835	11,488

Electric: Utilities 3.62%
NRG Energy, Inc.	561,660	23,258

Electronic Equipment, Instruments & Components 2.60%
Avnet, Inc.	474,191	16,744
Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.28%
Schlumberger Ltd.	370,880	$8,237

Health Care Providers & Services 7.94%
CVS Health Corp.	236,522	16,947
McKesson Corp.	101,790	17,759
Universal Health Services, Inc. Class B	131,556	16,403
Total		51,109

Hotels, Restaurants & Leisure 3.42%
Caesars Entertainment, Inc.*	312,110	21,969

Household Products 3.94%
Spectrum Brands Holdings, Inc.	335,502	25,354

Insurance 6.40%
Fidelity National Financial, Inc.	562,870	20,432
Hartford Financial Services Group, Inc. (The)	431,910	20,740
Total		41,172

Machinery 5.58%
Allison Transmission Holdings, Inc.	445,000	18,112
Westinghouse Air Brake Technologies Corp.	239,322	17,760
Total		35,872

Media 6.00%
Comcast Corp. Class A	375,030	18,590
Nexstar Media Group, Inc. Class A	176,271	20,037
Total		38,627

Oil, Gas & Consumable Fuels 3.74%
Chevron Corp.	92,075	7,845
ONEOK, Inc.	200,550	7,988
Total SE ADR	195,094	8,209
Total		24,042

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED LARGE CAP VALUE FUND January 31, 2021

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.42%
Bristol-Myers Squibb Co.	253,680	$15,584

Semiconductors & Semiconductor Equipment 1.82%
Intel Corp.	210,991	11,712

Software 3.50%
McAfee Corp. Class A	1,194,110	22,509

Specialty Retail 6.00%
Lowe’s Cos., Inc.	118,878	19,835
TJX Cos., Inc. (The)	292,850	18,754
Total		38,589

Tobacco 2.17%
Philip Morris International, Inc.	175,600	13,987
Total Common Stocks (cost $517,167,812)		637,687
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.71%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $4,671,100 of U.S. Treasury Note at 0.25% due 06/15/2023; value: $4,683,493; proceeds: $4,591,581 (cost $4,591,581)	$4,592	$4,592
Total Investments in Securities 99.84% (cost $521,759,393)		642,279
Other Assets in Excess of Liabilities 0.16%		1,039
Net Assets 100.00%		$643,318

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$637,687	$–	$–	$637,687
Short-Term Investment
Repurchase Agreement	–	4,592	–	4,592
Total	$637,687	$4,592	$–	$642,279

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.80%

Aerospace & Defense 0.86%
Triumph Group, Inc.	138,791	$1,503

Auto Components 2.99%
American Axle & Manufacturing Holdings, Inc.*	596,659	5,257

Automobiles 2.27%
Harley-Davidson, Inc.	99,328	3,982

Banks 16.27%
Bancorp, Inc. (The)*	394,056	6,608
BankUnited, Inc.	120,300	4,168
Pacific Premier Bancorp, Inc.	138,700	4,612
Sterling Bancorp	267,129	4,931
TCF Financial Corp.	99,296	3,859
Western Alliance Bancorp	64,373	4,389
Total		28,567

Building Products 2.72%
Masonite International Corp.*	47,944	4,770

Capital Markets 6.61%
Brightsphere Investment Group, Inc.	173,293	3,177
Moelis & Co. Class A	68,300	3,395
Sculptor Capital Management, Inc.	167,538	2,841
Victory Capital Holdings, Inc. Class A	103,569	2,198
Total		11,611

Chemicals 2.00%
Axalta Coating Systems Ltd.*	129,817	3,504

Commercial Services & Supplies 2.27%
SP Plus Corp.*	137,618	3,991

Construction & Engineering 1.94%
EMCOR Group, Inc.	38,592	3,408

Consumer Finance 1.57%
Nelnet, Inc. Class A	40,000	2,752
Investments	Shares	Fair Value (000)
Containers & Packaging 1.62%
Pactiv Evergreen, Inc.*	201,700	$2,850

Electronic Equipment, Instruments & Components 2.00%
Avnet, Inc.	99,586	3,516

Energy Equipment & Services 1.23%
Core Laboratories NV (Netherlands)(a)	65,761	2,169

Equity Real Estate Investment Trusts 3.77%
Outfront Media, Inc.	150,767	2,748
Sunstone Hotel Investors, Inc.	361,672	3,870
Total		6,618

Health Care Equipment & Supplies 1.61%
NuVasive, Inc.*	52,500	2,821

Hotels, Restaurants & Leisure 2.19%
Caesars Entertainment, Inc.*	54,567	3,841

Household Durables 2.85%
Purple Innovation, Inc.*	147,073	5,006

Household Products 2.97%
Spectrum Brands Holdings, Inc.	68,927	5,209

Insurance 4.27%
Axis Capital Holdings Ltd.	60,300	2,768
ProSight Global, Inc.*	84,574	1,053
Stewart Information Services Corp.	79,425	3,683
Total		7,504

Leisure Products 2.43%
Malibu Boats, Inc. Class A*	60,800	4,263

Machinery 9.00%
Blue Bird Corp.*	149,100	3,057
Columbus McKinnon Corp.	87,200	3,766
Hillenbrand, Inc.	145,852	5,995
Miller Industries, Inc.	75,011	2,991
Total		15,809

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND January 31, 2021

Investments	Shares		Fair Value (000)
Media 3.45%
EW Scripps Co. (The) Class A		175,600	$2,601
Nexstar Media Group, Inc. Class A		30,396	3,455
Total			6,056

Metals & Mining 3.95%
Lundin Mining Corp.(b)	CAD	417,300	3,720
Worthington Industries, Inc.		61,507	3,219
Total			6,939

Oil, Gas & Consumable Fuels 3.30%
Devon Energy Corp.		65,181	1,073
MEG Energy Corp.*(b)	CAD	640,800	2,135
Par Pacific Holdings, Inc.*		194,308	2,580
Total			5,788

Real Estate Management & Development 2.16%
Realogy Holdings Corp.*		267,375	3,797

Semiconductors & Semiconductor Equipment 4.30%
Advanced Energy Industries, Inc.*		39,100	4,011
Ichor Holdings Ltd.*		98,100	3,541
Total			7,552

Technology Hardware, Storage & Peripherals 2.04%
Diebold Nixdorf, Inc.*		261,784	3,576

Thrifts & Mortgage Finance 4.16%
Essent Group Ltd.		71,400	2,987
Flagstar Bancorp, Inc.		100,800	4,319
Total			7,306
Total Common Stocks (cost $142,505,067)			169,965
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.94%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $5,275,600 of U.S. Treasury Note at 0.125% 7/15/2023; value: $5,272,558; proceeds: $5,169,173 (cost $5,169,173)	$5,169	$5,169
Total Investments in Securities 99.74% (cost $147,674,240)		175,134
Foreign Cash and Other Assets in Excess of Liabilities 0.26%		454
Net Assets 100.00%		$175,588

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$169,965	$–	$–	$169,965
Short-Term Investment
Repurchase Agreement	–	5,169	–	5,169
Total	$169,965	$5,169	$–	$175,134

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.46%

Aerospace & Defense 1.80%
Raytheon Technologies Corp.	475,940	$31,759

Air Freight & Logistics 0.75%
Expeditors International of Washington, Inc.	147,740	13,226

Auto Components 1.42%
Lear Corp.	166,039	25,032

Automobiles 1.53%
General Motors Co.	534,010	27,064

Banks 9.06%
CIT Group, Inc.	802,450	29,610
East West Bancorp, Inc.	555,263	33,283
JPMorgan Chase & Co.	548,196	70,536
Western Alliance Bancorp	391,980	26,725
Total		160,154

Beverages 1.36%
PepsiCo, Inc.	175,416	23,957

Biotechnology 1.32%
AbbVie, Inc.	107,890	11,057
Vertex Pharmaceuticals, Inc.*	53,250	12,198
Total		23,255

Building Products 1.54%
Masco Corp.	502,060	27,267

Capital Markets 4.94%
Ameriprise Financial, Inc.	141,046	27,909
Blackstone Group, Inc. (The) Class A	362,940	24,386
Morgan Stanley	521,576	34,971
Total		87,266

Chemicals 4.34%
Corteva, Inc.	647,610	25,814
Dow, Inc.	434,650	22,558
PPG Industries, Inc.	210,979	28,421
Total		76,793
Investments	Shares	Fair Value (000)
Consumer Finance 1.96%
American Express Co.	298,196	$34,668

Diversified Telecommunication Services 1.80%
Verizon Communications, Inc.	582,780	31,907

Electric: Utilities 2.28%
Edison International	371,378	21,600
NextEra Energy, Inc.	232,154	18,774
Total		40,374

Electrical Equipment 1.53%
Hubbell, Inc.	174,066	27,085

Equity Real Estate Investment Trusts 2.84%
Alexandria Real Estate Equities, Inc.	108,667	18,159
Host Hotels & Resorts, Inc.	994,919	13,481
Prologis, Inc.	179,403	18,515
Total		50,155

Health Care Equipment & Supplies 3.33%
Medtronic plc (Ireland)(a)	331,009	36,851
Zimmer Biomet Holdings, Inc.	143,630	22,072
Total		58,923

Health Care Providers & Services 3.66%
CVS Health Corp.	384,006	27,514
McKesson Corp.	87,483	15,263
UnitedHealth Group, Inc.	65,810	21,953
Total		64,730

Hotels, Restaurants & Leisure 1.21%
Choice Hotels International, Inc.	51,352	5,168
Domino’s Pizza, Inc.	43,700	16,202
Total		21,370

Household Products 2.65%
Colgate-Palmolive Co.	309,400	24,133
Procter & Gamble Co. (The)	176,963	22,689
Total		46,822

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND January 31, 2021

Investments	Shares	Fair Value (000)
Industrial Conglomerates 2.33%
Honeywell International, Inc.	210,642	$41,153

Information Technology Services 0.93%
Mastercard, Inc. Class A	51,750	16,368

Insurance 4.92%
American International Group, Inc.	558,752	20,920
Everest Re Group Ltd.	115,015	24,277
Fidelity National Financial, Inc.	677,920	24,608
Globe Life, Inc.	190,640	17,232
Total		87,037

Interactive Media & Services 2.97%
Alphabet, Inc. Class A*	21,990	40,184
Facebook, Inc. Class A*	47,432	12,253
Total		52,437

Internet & Direct Marketing Retail 1.08%
eBay, Inc.	339,090	19,162

Life Sciences Tools & Services 2.08%
Thermo Fisher Scientific, Inc.	26,640	13,578
Waters Corp.*	87,339	23,116
Total		36,694

Machinery 3.29%
Cummins, Inc.	130,002	30,475
Westinghouse Air Brake Technologies Corp.	372,587	27,650
Total		58,125

Media 3.49%
Comcast Corp. Class A	639,652	31,707
Fox Corp. Class A	596,730	18,606
Nexstar Media Group, Inc. Class A	99,750	11,339
Total		61,652

Multi-Utilities 1.03%
CMS Energy Corp.	318,870	18,137
Investments	Shares		Fair Value (000)
Oil, Gas & Consumable Fuels 4.18%
Cabot Oil & Gas Corp.		732,460	$13,426
Chevron Corp.		204,720	17,442
Marathon Petroleum Corp.		338,793	14,622
ONEOK, Inc.		264,562	10,538
Total SE ADR		424,500	17,863
Total			73,891

Personal Products 1.51%
Unilever plc(b)	GBP	457,610	26,658

Pharmaceuticals 4.78%
Bristol-Myers Squibb Co.		520,446	31,971
Eli Lilly and Co.		64,510	13,416
Merck & Co., Inc.		219,209	16,895
Sanofi(b)	EUR	235,550	22,153
Total			84,435

Road & Rail 1.77%
Landstar System, Inc.		128,604	17,928
Norfolk Southern Corp.		56,167	13,290
Total			31,218

Semiconductors & Semiconductor Equipment 6.00%
KLA Corp.		31,800	8,906
Micron Technology, Inc.*		183,630	14,373
QUALCOMM, Inc.		139,728	21,837
Taiwan Semiconductor Manufacturing Co., Ltd.	ADR	218,830	26,592
Texas Instruments, Inc.		207,077	34,310
Total			106,018

Software 2.82%
Microsoft Corp.		115,620	26,819
Oracle Corp.		381,260	23,040
Total			49,859

Specialty Retail 2.84%
Lowe’s Cos., Inc.		153,550	25,620
TJX Cos., Inc. (The)		382,966	24,525
Total			50,145

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND January 31, 2021

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.60%
Apple, Inc.	222,530	$29,365
NetApp, Inc.	250,400	16,637
Total		46,002

Tobacco 0.73%
Philip Morris International, Inc.	161,418	12,857

Water Utilities 0.79%
American Water Works Co., Inc.	88,100	14,010
Total Common Stocks (cost $1,393,190,251)		1,757,665
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $7,711,900 of U.S. Treasury Note at 0.125% due 7/15/2023; value: $7,707,453; proceeds: $7,556,257 (cost $7,556,257)	$7,556	$7,556
Total Investments in Securities 99.89% (cost $1,400,746,508)		1,765,221
Other Assets in Excess of Liabilities 0.11%		1,942
Net Assets 100.00%		$1,767,163

ADR	American Depositary Receipt. EUR Euro.
GBP	British pound.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$–	$26,658	$–	$26,658
Pharmaceuticals	62,282	22,153	–	84,435
Remaining Industries	1,646,572	–	–	1,646,572
Short-Term Investment
Repurchase Agreement	–	7,556	–	7,556
Total	$1,708,854	$56,367	$–	$1,765,221

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.39%

Brazil 1.54%

Metals & Mining
Vale SA	8,109	$130

Canada 3.60%

Aerospace & Defense 1.36%
CAE, Inc.	5,110	115

Information Technology Services 0.99%
Shopify, Inc.*	76	83

Insurance 0.80%
Intact Financial Corp.	605	67

Oil, Gas & Consumable Fuels 0.45%
Pembina Pipeline Corp.	1,453	38
Total Canada		303

China 2.64%

Construction Materials 0.96%
China Resources Cement Holdings Ltd.	73,329	81

Interactive Media & Services 1.68%
Tencent Holdings Ltd.	1,586	141
Total China		222

Denmark 1.09%

Beverages
Carlsberg A/S Class B	627	92

France 4.13%

Insurance 1.45%
AXA SA	5,522	122

Life Sciences Tools & Services 0.47%
Sartorius Stedim Biotech	95	40
Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Multi-Utilities 1.18%
Engie SA*	6,366	$99

Personal Products 1.03%
L’Oreal SA	247	87
Total France		348

Germany 1.28%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	2,684	108

Hong Kong 1.69%

Real Estate Management & Development 0.97%
Kerry Properties Ltd.	31,698	82

Textiles, Apparel & Luxury Goods 0.72%
Stella International Holdings Ltd.	50,959	60
Total Hong Kong		142

India 1.27%

Banks
ICICI Bank Ltd. ADR*	7,077	107

Italy 0.96%

Textiles, Apparel & Luxury Goods
Moncler SpA*	1,431	81

Japan 5.98%

Auto Components 1.26%
Denso Corp.	1,900	106

Building Products 1.16%
Sanwa Holdings Corp.	8,631	98

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Electronic Equipment, Instruments & Components 2.43%
Keyence Corp.	186	$100
TDK Corp.	649	105
		205

Household Durables 1.13%
Sony Corp.	994	95
Total Japan		504

Mexico 2.00%

Banks 1.25%
Grupo Financiero Banorte SAB de CV*	21,228	105

Transportation Infrastructure 0.75%
Grupo Aeroportuario del Pacifico SAB de CV*	6,278	64
Total Mexico		169

Netherlands 0.74%

Information Technology Services
Adyen NV*†	30	63

Norway 1.70%

Independent Power and Renewable Electricity Producer 0.81%
Scatec ASA†	1,799	68

Oil, Gas & Consumable Fuels 0.89%
Equinor ASA	4,168	75
Total Norway		143

South Korea 2.79%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,215	235
Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.20%

Machinery
Alfa Laval AB*	3,870	$101

Switzerland 2.45%

Capital Markets 1.61%
UBS Group AG	9,386	135

Life Sciences Tools & Services 0.84%
Lonza Group AG	111	71
Total Switzerland		206

Taiwan 2.02%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	8,052	170

United Kingdom 4.04%

Capital Markets 0.87%
London Stock Exchange Group plc	617	73

Equity Real Estate Investment Trusts 0.99%
UNITE Group plc (The)*	6,345	83

Insurance 0.65%
Prudential plc	3,456	55

Personal Products 0.95%
Unilever PLC	1,366	80

Specialty Retail 0.58%
WH Smith plc	2,349	49
Total United Kingdom		340

United States 57.27%

Auto Components 1.84%
Lear Corp.	1,028	155

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Banks 1.60%
Bancorp, Inc. (The)*	8,062	$135

Beverages 1.10%
Coca-Cola Co. (The)	1,928	93

Biotechnology 2.98%
Natera, Inc.*	929	99
TG Therapeutics, Inc.*	942	45
Vertex Pharmaceuticals, Inc.*	466	107
		251

Building Products 0.89%
Masco Corp.	1,387	75

Capital Markets 1.04%
BlackRock, Inc.	125	88

Chemicals 2.34%
Axalta Coating Systems Ltd.*	3,630	98
Valvoline, Inc.	4,153	99
		197

Consumer Finance 2.91%
Ally Financial, Inc.	3,136	119
Discover Financial Services	1,514	126
		245

Electrical Equipment 1.13%
AMETEK, Inc.	834	95

Entertainment 2.93%
Activision Blizzard, Inc.	1,065	97
Live Nation Entertainment, Inc.*	942	63
Roku, Inc.*	224	87
		247

Equity Real Estate Investment Trusts 0.88%
Alexandria Real Estate Equities, Inc.	445	74
Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Food & Staples Retailing 2.68%
Sysco Corp.	926	$66
Walmart, Inc.	1,136	160
		226

Health Care Equipment & Supplies 1.52%
DexCom, Inc.*	121	45
Zimmer Biomet Holdings, Inc.	539	83
		128

Health Care Providers & Services 1.19%
UnitedHealth Group, Inc.	300	100

Hotels, Restaurants & Leisure 0.83%
Caesars Entertainment, Inc.*	991	70

Information Technology Services 2.41%
Mastercard, Inc. Class A	351	111
PayPal Holdings, Inc.*	391	92
		203

Interactive Media & Services 4.78%
Alphabet, Inc. Class A*	114	209
Facebook, Inc. Class A*	519	134
Pinterest, Inc. Class A*	878	60
		403

Internet & Direct Marketing Retail 3.00%
Amazon.com, Inc.*	79	253

Life Sciences Tools & Services 1.09%
10X Genomics, Inc. Class A*	538	92

Machinery 2.47%
Hillenbrand, Inc.	3,276	135
Stanley Black & Decker, Inc.	424	73
		208

Multi-Line Retail 1.34%
Dollar Tree, Inc.*	1,116	113

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Oil, Gas & Consumable Fuels 1.88%
Marathon Petroleum Corp.	1,394	$60
Pioneer Natural Resources Co.	811	98
		158

Pharmaceuticals 2.77%
Eli Lilly and Co.	635	132
Merck & Co., Inc.	1,310	101
		233

Road & Rail 1.64%
Norfolk Southern Corp.	582	138

Semiconductors & Semiconductor Equipment 2.83%
Applied Materials, Inc.	940	91
NVIDIA Corp.	284	147
		238

Software 6.29%
Microsoft Corp.	1,233	286
RingCentral, Inc. Class A*	243	91
salesforce.com, Inc.*	369	83
Trade Desk, Inc. (The) Class A*	92	70
		530

Specialty Retail 0.91%
TJX Cos., Inc. (The)	1,204	77
Total United States		4,825
Total Common Stocks (cost $6,889,479)		8,289
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 1.74%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $150,000 of U.S. Treasury Note at 0.25% due 06/15/2023; value: $150,398; proceeds: $147,354 (cost $147,354)	$147	$147
Total Investments in Securities 100.13% (cost $7,036,833)		8,436
Liabilities in Excess of Foreign Cash and Other Assets (0.13)%		(11)
Net Assets 100.00%		$8,425

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $131, which represents 1.55% of net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
China	$–	$222	$–	$222
Denmark	–	92	–	92
France	40	308	–	348
Germany	–	108	–	108
Hong Kong	–	142	–	142
Italy	–	81	–	81
Japan	–	504	–	504
Netherlands	–	63	–	63
Norway	–	143	–	143
South Korea	–	235	–	235
Sweden	–	101	–	101
Switzerland	–	206	–	206
Taiwan	–	170	–	170
United Kingdom	80	260	–	340
Remaining Countries	5,534	–	–	5,534
Short-Term Investment
Repurchase Agreement	–	147	–	147
Total	$5,654	$2,782	$–	$8,436

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND January 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.38%

Aerospace & Defense 1.60%
Axon Enterprise, Inc.*	753,182	$123,642
HEICO Corp.	125,350	14,759
Total		138,401

Automobiles 3.79%
Tesla, Inc.*	413,502	328,126

Banks 0.53%
SVB Financial Group*	104,725	45,847

Biotechnology 7.38%
Arena Pharmaceuticals, Inc.*	1,163,312	86,364
Argenx SE ADR*	161,323	47,271
Iovance Biotherapeutics, Inc.*	1,003,033	43,973
Mirati Therapeutics, Inc.*	328,805	67,514
Natera, Inc.*	358,837	38,266
Neurocrine Biosciences, Inc.*	653,862	71,761
Seagen, Inc.*	302,936	49,763
TG Therapeutics, Inc.*	2,396,820	115,695
Turning Point Therapeutics, Inc.*	640,862	80,422
Vertex Pharmaceuticals, Inc.*	169,402	38,807
Total		639,836

Building Products 0.73%
AZEK Co., Inc. (The)*	1,578,458	62,965

Capital Markets 1.35%
MarketAxess Holdings, Inc.	109,591	59,262
MSCI, Inc.	145,874	57,664
Total		116,926

Diversified Consumer Services 0.55%
Bright Horizons Family Solutions, Inc.*	315,818	47,995

Electrical Equipment 2.67%
Generac Holdings, Inc.*	415,524	102,393
Plug Power, Inc.*	1,528,604	96,562
		Fair
		Value
Investments	Shares	(000)
Electrical Equipment (continued)
Shoals Technologies Group, Inc.
Class A*	23,746	$806
Sunrun, Inc.*	457,685	31,704
Total		231,465

Electronic Equipment, Instruments & Components 3.24%
Amphenol Corp. Class A	750,010	93,661
Cognex Corp.	990,367	81,339
Trimble, Inc.*	1,612,049	106,250
Total		281,250

Entertainment 6.84%
Activision Blizzard, Inc.	1,067,077	97,104
Live Nation Entertainment, Inc.*	976,971	64,920
Netflix, Inc.*	265,786	141,502
Roku, Inc.*	532,418	207,126
Walt Disney Co. (The)*	490,885	82,552
Total		593,204

Health Care Equipment & Supplies 5.72%
Align Technology, Inc.*	215,815	113,385
Danaher Corp.	185,728	44,174
IDEXX Laboratories, Inc.*	166,030	79,475
Insulet Corp.*	468,830	125,262
Intuitive Surgical, Inc.*	94,192	70,422
Nevro Corp.*	389,118	62,955
Total		495,673

Health Care Providers & Services 0.50%
Guardant Health, Inc.*	277,978	43,226

Hotels, Restaurants & Leisure 1.78%
Airbnb, Inc. Class A*	5,485	1,007
DraftKings, Inc. Class A*	1,841,610	99,650
Vail Resorts, Inc.	203,184	54,039
Total		154,696

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND January 31, 2021

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 5.61%
Affirm Holdings, Inc.*	56,907	$5,667
EPAM Systems, Inc.*	149,327	51,433
Mastercard, Inc. Class A	272,777	86,277
PayPal Holdings, Inc.*	577,319	135,272
Shopify, Inc. Class A (Canada)*(a)	66,776	73,359
Square, Inc. Class A*	619,742	133,839
Total		485,847

Interactive Media & Services 8.01%
Alphabet, Inc. Class A*	164,164	299,987
Match Group, Inc.*	856,912	119,848
Pinterest, Inc. Class A*	2,175,472	149,041
Snap, Inc. Class A*	2,362,832	125,088
Total		693,964

Internet & Direct Marketing Retail 9.38%
Amazon.com, Inc.*	147,979	474,450
Chewy, Inc. Class A*	816,522	83,138
MercadoLibre, Inc. (Argentina)*(a)	77,905	138,633
Stitch Fix, Inc. Class A*	1,219,587	116,398
Total		812,619

Leisure Products 0.70%
Peloton Interactive, Inc. Class A*	416,981	60,933

Life Sciences Tools & Services 1.20%
10X Genomics, Inc. Class A*	609,901	104,385

Pharmaceuticals 0.64%
Zoetis, Inc.	357,351	55,121

Professional Services 0.62%
CoStar Group, Inc.*	59,917	53,908

Road & Rail 2.04%
Uber Technologies, Inc.*	3,464,408	176,442
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 11.26%
Advanced Micro Devices, Inc.*	1,460,680	$125,093
Applied Materials, Inc.	1,221,053	118,051
Enphase Energy, Inc.*	644,883	117,594
First Solar, Inc.*	854,815	84,755
Inphi Corp.*	501,220	84,511
Monolithic Power Systems, Inc.	239,958	85,255
NVIDIA Corp.	375,673	195,196
QUALCOMM, Inc.	1,055,881	165,013
Total		975,468

Software 13.82%
Avalara, Inc.*	339,897	50,985
C3.ai, Inc. Class A*(b)	17,412	2,431
Coupa Software, Inc.*	225,370	69,835
Crowdstrike Holdings, Inc. Class A*	685,657	147,965
DocuSign, Inc.*	330,429	76,954
Five9, Inc.*	680,908	113,201
Microsoft Corp.	2,022,234	469,077
Paycom Software, Inc.*	207,114	78,649
Qualtrics International, Inc. Class A*	651,848	28,681
RingCentral, Inc. Class A*	199,567	74,423
Trade Desk, Inc. (The) Class A*	110,998	85,023
Total		1,197,224

Specialty Retail 0.52%
Carvana Co.*	171,221	44,721

Technology Hardware, Storage & Peripherals 5.95%
Apple, Inc.	3,906,931	515,559

Textiles, Apparel & Luxury Goods 1.95%
Lululemon Athletica, Inc. (Canada)*(a)	175,971	57,838
NIKE, Inc. Class B	833,852	111,394
Total		169,232
Total Common Stocks (cost $5,752,339,032)		8,525,033

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND January 31, 2021

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 0.62%

Repurchase Agreement 0.60%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $53,438,100 of U.S. Treasury Note at 0.125% due 7/15/2023; value: $53,407,284; proceeds: $52,360,051 (cost $52,360,051)	$52,360	$52,360

		Fair
		Value
Investments	Shares	(000)
Money Market Fund 0.02%
Fidelity Government Portfolio(c) (cost $1,595,058)	1,595,058	$1,595

Time Deposit 0.00%
CitiBank N.A.(c) (cost $177,229)	177,229	177
Total Short-Term Investments (cost $54,132,338)		54,132
Total Investments in Securities 99.00% (cost $5,806,471,370)		8,579,165
Other Assets in Excess of Liabilities 1.00%		86,518
Net Assets 100.00%		$8,665,683

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$8,525,033	$–	$–	$8,525,033
Short-Term Investments
Repurchase Agreement	–	52,360	–	52,360
Money Market Fund	1,595	–	–	1,595
Time Deposit	–	177	–	177
Total	$8,526,628	$52,537	$–	$8,579,165

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 96.19%

Belgium 0.80%

Pharmaceuticals
UCB SA	538	$56

Canada 0.76%

Biotechnology
Trillium Therapeutics, Inc.*	4,041	53

China 2.33%

Biotechnology 1.47%
I-Mab ADR*	847	46
Zai Lab Ltd. ADR*	348	56
		102

Life Sciences Tools & Services 0.86%
Wuxi Biologics Cayman, Inc.*†	4,324	60
Total China		162

Denmark 2.80%

Biotechnology 1.33%
Genmab A/S*	233	93

Pharmaceuticals 1.47%
Novo Nordisk A/S Class B	1,468	102
Total Denmark		195

France 1.52%

Life Sciences Tools & Services 0.99%
Sartorius Stedim Biotech	165	69

Pharmaceuticals 0.53%
Sanofi	389	37
Total France		106

Germany 0.26%

Biotechnology
MorphoSys AG ADR*	585	18

		U.S. $ Fair
		Value
Investments	Shares	(000)
Japan 0.50%

Health Care Technology
M3, Inc.	409	$35

Netherlands 0.53%

Biotechnology
Argenx SE*	126	37

Switzerland 4.44%

Biotechnology 0.82%
CRISPR Therapeutics AG*	343	57

Health Care Equipment & Supplies 0.90%
Alcon, Inc.*	880	63

Life Sciences Tools & Services 1.87%
Lonza Group AG	164	105
Tecan Group AG	53	25
		130

Pharmaceuticals 0.85%
Roche Holding AG	171	59
Total Switzerland		309

United Kingdom 2.30%

Pharmaceuticals
AstraZeneca plc	1,196	122
GW Pharmaceuticals plc ADR*	248	38
Total United Kingdom		160

United States 79.95%

Biotechnology 23.34%
Acceleron Pharma, Inc.*	462	53
Amgen, Inc.	245	59
Arena Pharmaceuticals, Inc.*	972	72
Blueprint Medicines Corp.*	421	41
Bridgebio Pharma, Inc.*	1,099	62
ChemoCentryx, Inc.*	578	33

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
United States (continued)
Constellation Pharmaceuticals, Inc.*	2,346	$77
Insmed, Inc.*	2,724	102
Iovance Biotherapeutics, Inc.*	1,406	62
Karuna Therapeutics, Inc.*	372	37
Krystal Biotech, Inc.*	892	62
Mirati Therapeutics, Inc.*	421	87
Natera, Inc.*	1,071	114
Neurocrine Biosciences, Inc.*	494	54
Rigel Pharmaceuticals, Inc.*	14,279	52
Rocket Pharmaceuticals, Inc.*	1,153	64
Seagen, Inc.*	402	66
SpringWorks Therapeutics, Inc.*	642	54
Stoke Therapeutics, Inc.*	513	31
TG Therapeutics, Inc.*	2,141	103
Turning Point Therapeutics, Inc.*	596	75
Twist Bioscience Corp.*	436	72
Ultragenyx Pharmaceutical, Inc.*	386	54
Vertex Pharmaceuticals, Inc.*	608	139
		1,625

Electronic Equipment, Instruments & Components 0.78%
908 Devices, Inc.*	989	54

Health Care Equipment & Supplies 23.66%
Abbott Laboratories	2,161	267
Align Technology, Inc.*	178	93
Axonics Modulation Technologies, Inc.*	1,001	52
Boston Scientific Corp.*	1,708	60
Cooper Cos., Inc. (The)	184	67
Danaher Corp.	907	216
DexCom, Inc.*	195	73
Edwards Lifesciences Corp.*	1,135	94
IDEXX Laboratories, Inc.*	219	105
Inari Medical, Inc.*	620	59
Insulet Corp.*	453	121
Intuitive Surgical, Inc.*	153	114
		U.S. $ Fair
		Value
Investments	Shares	(000)
United States (continued)
Nevro Corp.*	350	$57
Outset Medical, Inc.*	749	39
Pulmonx Corp.*	845	48
Silk Road Medical, Inc.*	451	24
West Pharmaceutical Services, Inc.	193	58
Zimmer Biomet Holdings, Inc.	649	100
		1,647

Health Care Providers & Services 6.31%
CVS Health Corp.	665	48
Guardant Health, Inc.*	511	79
HCA Healthcare, Inc.	485	79
UnitedHealth Group, Inc.	699	233
		439

Health Care Technology 3.85%
Inspire Medical Systems, Inc.*	252	51
Schrodinger, Inc.*	774	70
Teladoc Health, Inc.*	316	83
Veeva Systems, Inc. Class A*	230	64
		268

Internet & Direct Marketing Retail 0.91%
Chewy, Inc. Class A*	619	63

Life Sciences Tools & Services 11.95%
10X Genomics, Inc. Class A*	469	80
Adaptive Biotechnologies Corp.* 757		42
Berkeley Lights, Inc.*	709	51
Bio-Rad Laboratories, Inc. Class A*	135	78
Charles River Laboratories International, Inc.*	185	48
Codexis, Inc.*	1,629	38
Maravai LifeSciences Holdings, Inc. Class A*	1,840	64
Pacific Biosciences of California, Inc.*	2,110	68

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
United States (continued)
Quanterix Corp.*	1,086	$70
Repligen Corp.*	367	74
Seer, Inc.*(a)	535	33
Thermo Fisher Scientific, Inc.	364	186
		832

Pharmaceuticals 9.15%
Catalent, Inc.*	469	54
Eli Lilly and Co.	1,245	259
Horizon Therapeutics Plc*	998	72
Intra-Cellular Therapies, Inc.*	862	28
Merck & Co., Inc.	1,581	122
Zoetis, Inc.	663	102
		637
Total United States		5,565
Total Common Stocks (cost $5,578,712)		6,696

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 8.42%

Repurchase Agreement 7.94%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $562,600 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $564,092; proceeds: $552,997 (cost $552,997)	$553	553
		U.S. $ Fair
		Value
Investments	Shares	(000)
Money Market Fund 0.43%
Fidelity Government Portfolio(b) (cost $30,262)	30,262	$30

Time Deposit 0.05%
CitiBank N.A.(b) (cost $3,363)	3,363	3
Total Short- Term Investments (cost $586,622)		586
Total Investments in Securities 104.61% (cost $6,165,334)		7,282
Liabilities in Excess of Other Assets (4.61)%		(321)
Net Assets 100.00%		$6,961

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $60, which represents 0.86% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$53	$–	$–	$53
China	102	60	–	162
France	69	37	–	106
Germany	18	–	–	18
Switzerland	120	189	–	309
United Kingdom	38	122	–	160
United States	5,565	–	–	5,565
Remaining Countries	–	323	–	323
Short-Term Investments
Repurchase Agreement	–	553	–	553
Money Market Fund	30	–	–	30
Time Deposit	–	3	–	3
Total	$5,995	$1,287	$–	$7,282

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.01%

Australia 3.07%

Capital Markets 0.96%
Macquarie Group Ltd.	39,487	$3,938

Equity Real Estate Investment Trusts 0.65%
Goodman Group	198,093	2,666

Metals & Mining 1.46%
BHP Group Ltd.	178,800	5,963
Total Australia		12,567

Austria 0.60%

Oil, Gas & Consumable Fuels
OMV AG	59,035	2,477

Belgium 1.88%

Banks 1.08%
KBC Group NV*	63,469	4,426

Beverages 0.80%
Anheuser-Busch InBev SA	52,352	3,286
Total Belgium		7,712

Brazil 0.59%

Metals & Mining
Vale SA ADR	150,759	2,435

Canada 2.77%

Aerospace & Defense 0.92%
CAE, Inc.	166,200	3,755

Insurance 0.58%
Intact Financial Corp.	3,000	326
Intact Financial Corp.	18,800	2,073
		2,399
		U.S. $ Fair
		Value
Investments	Shares	(000)
Canada (continued)

Oil, Gas & Consumable Fuels 1.27%
Pembina Pipeline Corp.	109,367	$2,879
Suncor Energy, Inc.	139,000	2,325
		5,204
Total Canada		11,358

Chile 0.50%

Metals & Mining
Lundin Mining Corp.	229,400	2,045

China 10.83%

Construction Materials 0.52%
China Resources Cement Holdings Ltd.	1,922,000	2,119

Information Technology Services 0.86%
GDS Holdings Ltd. ADR*	33,919	3,513

Insurance 0.98%
Ping An Insurance Group Co. of China Ltd. Class H	342,000	4,028

Interactive Media & Services 2.91%
Tencent Holdings Ltd.	133,700	11,913

Internet & Direct Marketing Retail 2.52%
Alibaba Group Holding Ltd. ADR*	31,939	8,107
Pinduoduo, Inc. ADR*	13,353	2,213
		10,320

Life Sciences Tools & Services 0.88%
Wuxi Biologics Cayman, Inc.*†	256,000	3,584

Machinery 0.83%
Airtac International Group	96,000	3,415

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
China (continued)

Real Estate Management & Development 0.60%
Logan Group Co., Ltd.	1,656,000	$2,472

Textiles, Apparel & Luxury Goods 0.73%
ANTA Sports Products Ltd.	182,000	2,997
Total China		44,361

Denmark 5.09%

Air Freight & Logistics 0.81%
DSV PANALPINA A/S	21,124	3,296

Beverages 0.95%
Carlsberg A/S Class B	26,582	3,884

Biotechnology 1.15%
Genmab A/S*	11,870	4,726

Electrical Equipment 0.96%
Vestas Wind Systems A/S	18,230	3,914

Pharmaceuticals 1.22%
Novo Nordisk A/S Class B	71,916	5,010
Total Denmark		20,830

Finland 0.87%

Banks
Nordea Bank Abp*	441,856	3,581

France 10.74%

Aerospace & Defense 1.49%
Airbus SE*	28,642	2,880
Safran SA*	25,758	3,238
		6,118

Auto Components 0.91%
Cie Generale des Etablissements Michelin SCA	26,861	3,702
		U.S. $ Fair
		Value
Investments	Shares	(000)
France (continued)

Banks 0.46%
Credit Agricole SA*	166,664	$1,886

Chemicals 1.09%
Air Liquide SA	27,343	4,472

Electrical Equipment 1.17%
Schneider Electric SE	32,694	4,785

Life Sciences Tools & Services 1.01%
Sartorius Stedim Biotech	9,865	4,130

Multi-Utilities 0.85%
Engie SA*	224,007	3,477

Oil, Gas & Consumable Fuels 1.04%
Total SE	100,819	4,249

Personal Products 1.21%
L'Oreal SA	14,096	4,959

Textiles, Apparel & Luxury Goods 1.51%
LVMH Moet Hennessy Louis Vuitton SE	10,248	6,196
Total France		43,974

Germany 7.06%

Air Freight & Logistics 1.11%
Deutsche Post AG Registered Shares	92,345	4,561

Auto Components 0.66%
Continental AG	19,199	2,687

Automobiles 0.93%
Volkswagen AG	18,039	3,807

Chemicals 0.73%
Symrise AG	24,141	3,004

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Germany (continued)

Insurance 1.02%
Allianz SE Registered Shares	18,422	$4,164

Media 0.55%
Stroeer SE & Co. KGaA	24,887	2,242

Semiconductors & Semiconductor Equipment 1.09%
Infineon Technologies AG	111,554	4,469

Textiles, Apparel & Luxury Goods 0.97%
adidas AG*	12,573	3,987
Total Germany		28,921

Hong Kong 3.84%

Capital Markets 1.26%
Hong Kong Exchanges & Clearing Ltd.	80,800	5,166

Insurance 1.59%
AIA Group Ltd.	540,500	6,516

Machinery 0.99%
Techtronic Industries Co. Ltd.	271,500	4,056
Total Hong Kong		15,738

India 1.72%

Banks
HDFC Bank Ltd. ADR*	44,750	3,227
ICICI Bank Ltd. ADR*	252,680	3,815
Total India		7,042

Indonesia 0.90%

Banks
Bank Rakyat Indonesia Persero Tbk PT	12,458,000	3,693
		U.S. $ Fair
		Value
Investments	Shares	(000)
Ireland 1.37%

Construction Materials 0.87%
CRH plc	86,117	$3,554

Hotels, Restaurants & Leisure 0.50%
Flutter Entertainment plc*	11,097	2,064
Total Ireland		5,618

Italy 0.79%

Textiles, Apparel & Luxury Goods
Moncler SpA*	57,627	3,247

Japan 15.36%

Auto Components 1.10%
Denso Corp.	81,000	4,502

Automobiles 1.50%
Toyota Motor Corp.	87,800	6,158

Banks 0.64%
Sumitomo Mitsui Financial Group, Inc.	83,800	2,603

Beverages 0.63%
Asahi Group Holdings Ltd.	63,900	2,580

Building Products 1.05%
Daikin Industries Ltd.	20,400	4,307

Diversified Financial Services 0.68%
ORIX Corp.	173,500	2,784

Electrical Equipment 1.13%
Nidec Corp.	34,900	4,644

Electronic Equipment, Instruments & Components 3.73%
Keyence Corp.	10,947	5,877
Murata Manufacturing Co., Ltd.	57,900	5,561
TDK Corp.	23,800	3,849
		15,287

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Japan (continued)

Health Care Equipment & Supplies 1.11%
Hoya Corp.	35,400	$4,530

Household Durables 1.70%
Sony Corp.	72,700	6,958

Specialty Retail 0.97%
Fast Retailing Co. Ltd.	4,600	3,954

Trading Companies & Distributors 1.12%
ITOCHU Corp.	160,900	4,608
Total Japan		62,915

Mexico 1.03%

Banks 0.54%
Grupo Financiero Banorte SAB de CV*	447,300	2,216

Transportation Infrastructure 0.49%
Grupo Aeroportuario del Pacifico SAB de CV ADR*	19,936	1,990
Total Mexico		4,206

Netherlands 3.44%

Chemicals 0.85%
Akzo Nobel NV	34,369	3,499

Information Technology Services 0.89%
Adyen NV*†	1,753	3,662

Semiconductors & Semiconductor Equipment 1.70%
ASML Holding NV	13,007	6,944
Total Netherlands		14,105

Norway 0.97%

Oil, Gas & Consumable Fuels
Equinor ASA	221,553	3,970
		U.S. $ Fair
		Value
Investments	Shares	(000)
Poland 0.53%

Air Freight & Logistics
InPost SA*	90,000	$2,163

South Africa 1.08%

Metals & Mining
Anglo American plc	134,108	4,411

South Korea 2.62%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	146,948	10,743

Spain 3.18%

Diversified Telecommunication Services 0.92%
Cellnex Telecom SA†	64,623	3,786

Electric: Utilities 1.32%
Iberdrola SA	393,885	5,333
Iberdrola SA	5,627	76
		5,409

Electrical Equipment 0.94%
Siemens Gamesa Renewable Energy SA	93,693	3,844
Total Spain		13,039

Sweden 1.69%

Machinery
Atlas Copco AB A Shares	56,280	3,053
Sandvik AB*	154,659	3,852
Total Sweden		6,905

Switzerland 6.65%

Capital Markets 1.18%
UBS Group AG	334,544	4,822

Food Products 2.01%
Nestle SA Registered Shares	73,360	8,223

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Switzerland (continued)

Insurance 1.08%
Zurich Financial Services AG	11,118	$4,446

Life Sciences Tools & Services 1.34%
Lonza Group AG	8,619	5,505

Pharmaceuticals 1.04%
Roche Holding AG	12,323	4,253
Total Switzerland		27,249

Taiwan 4.38%

Entertainment 0.50%
Sea Ltd. ADR*	9,385	2,034

Semiconductors & Semiconductor Equipment 3.88%
MediaTek, Inc.	144,000	4,498
Taiwan Semiconductor Manufacturing Co., Ltd.	306,000	6,467
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,565	4,929
		15,894
Total Taiwan		17,928

United Kingdom 4.81%

Banks 0.70%
Standard Chartered plc*	472,412	2,858

Capital Markets 0.83%
London Stock Exchange Group plc	28,722	3,410

Equity Real Estate Investment Trusts 0.52%
UNITE Group plc (The)*	161,468	2,118

Insurance 0.88%
Prudential plc	225,769	3,612

Personal Products 0.68%
Unilever plc	47,632	2,775
		U.S. $ Fair
		Value
Investments	Shares	(000)
United Kingdom (continued)

Pharmaceuticals 1.20%
AstraZeneca plc	48,120	$4,909
Total United Kingdom		19,682

United States 1.65%

Pharmaceuticals 0.64%
Horizon Therapeutics Plc*	36,023	2,611

Trading Companies & Distributors 1.01%
Ferguson plc	35,561	4,129
Total United States		6,740
Total Common Stocks (cost $311,044,003)		409,655
Total Investments in Securities 100.01% (cost $311,044,003)		409,655
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.01)%		(25)
Net Assets 100.00%		$409,630

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $11,032, which represents 2.69% of net assets.

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Brazil	$2,435	$–	$–	$2,435
Canada	11,032	326	–	11,358
Chile	2,045	–	–	2,045
China	13,833	30,528	–	44,361
France	4,130	39,844	–	43,974
India	7,042	–	–	7,042
Mexico	4,206	–	–	4,206
Poland	2,163	–	–	2,163
Taiwan	6,963	10,965	–	17,928
United States	2,611	4,129	–	6,740
Remaining Countries	–	267,403	–	267,403
Total	$56,460	$353,195	$–	$409,655

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.60%

Australia 4.05%

Auto Components 0.86%
GUD Holdings Ltd.	424,273	$3,848

Diversified Financial Services 0.41%
Omni Bridgeway Ltd.	613,421	1,841

Electric: Utilities 1.09%
AusNet Services	3,732,260	4,913

Food Products 1.04%
Costa Group Holdings Ltd.	1,563,931	4,661

Professional Services 0.65%
IPH Ltd.	609,489	2,937
Total Australia		18,200

Austria 3.24%

Banks 1.00%
BAWAG Group AG*†	102,833	4,471

Electronic Equipment, Instruments & Components 1.01%
AT&S Austria Technologie & Systemtechnik AG	142,848	4,544

Machinery 1.23%
ANDRITZ AG	116,337	5,526
Total Austria		14,541

Belgium 1.06%

Equity Real Estate Investment Trusts 0.56%
Warehouses De Pauw CVA	69,751	2,505

Wireless Telecommunication Services 0.50%
Orange Belgium SA	84,160	2,270
Total Belgium		4,775
		U.S. $ Fair
		Value
Investments	Shares	(000)
Canada 1.97%

Aerospace & Defense 0.98%
CAE, Inc.	195,700	$4,421

Paper & Forest Products 0.99%
Interfor Corp.*	238,600	4,447
Total Canada		8,868

Chile 0.92%

Metals & Mining
Lundin Mining Corp.	465,000	4,145

China 2.13%

Biotechnology 0.83%
I-Mab ADR*	68,511	3,726

Marine 1.30%
SITC International Holdings Co. Ltd.	2,552,000	5,850
Total China		9,576

Denmark 0.48%

Machinery
FLSmidth & Co. A/S*	61,490	2,149

France 1.82%

Construction Materials 0.72%
Vicat SA	75,301	3,240

Health Care Providers & Services 1.10%
Korian SA*	133,516	4,933
Total France		8,173

Germany 7.35%

Biotechnology 1.06%
MorphoSys AG*	39,921	4,767

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Germany (continued)

Industrial Conglomerates 2.07%
Rheinmetall AG	87,805	$9,271

Life Sciences Tools & Services 0.68%
Gerresheimer AG	28,766	3,063

Media 0.87%
Stroeer SE & Co. KGaA	43,278	3,900

Real Estate Management & Development 1.29%
PATRIZIA AG	189,606	5,776

Semiconductors & Semiconductor Equipment 1.38%
Aixtron SE*	332,073	6,207
Total Germany		32,984

Hong Kong 5.55%

Building Products 1.24%
Xinyi Glass Holdings Ltd.	2,300,000	5,564

Consumer Finance 0.09%
Sun Hung Kai & Co., Ltd.	1,000,000	409

Hotels, Restaurants & Leisure 1.02%
Melco International Development Ltd.	2,635,000	4,598

Household Durables 0.52%
JS Global Lifestyle Co. Ltd.†	1,039,500	2,338

Pharmaceuticals 0.46%
SSY Group Ltd.	3,882,000	2,042

Real Estate Management & Development 0.46%
Kerry Properties Ltd.	798,000	2,065

Semiconductors & Semiconductor Equipment 1.05%
ASM Pacific Technology Ltd.	323,000	4,690
		U.S. $ Fair
		Value
Investments	Shares	(000)
Hong Kong (continued)

Textiles, Apparel & Luxury Goods 0.71%
Stella International Holdings Ltd.	2,701,432	$3,195
Total Hong Kong		24,901

India 3.12%

Banks 1.41%
Federal Bank Ltd.*	6,412,504	6,342

Capital Markets 0.53%
UTI Asset Management Co. Ltd.	310,838	2,364

Information Technology Services 1.18%
Computer Age Management Services Ltd.	218,863	5,319
Total India		14,025

Ireland 1.90%

Health Care Providers & Services 1.35%
UDG Healthcare plc	545,876	6,087

Information Technology Services 0.55%
Keywords Studios plc*	65,870	2,459
Total Ireland		8,546

Israel 1.48%

Machinery
Marel HF†	1,012,550	6,636

Italy 5.64%

Auto Components 1.23%
Freni Brembo SpA*	405,707	5,515

Construction Materials 0.99%
Buzzi Unicem SpA	181,178	4,458

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Italy (continued)
Diversified Financial Services 1.73%
Banca Mediolanum SpA*	552,210	$4,376
doValue SpA*†	281,190	3,392
		7,768

Textiles, Apparel & Luxury Goods 1.69%
Brunello Cucinelli SpA*	57,404	2,298
Salvatore Ferragamo SpA*	272,506	5,300
		7,598
Total Italy		25,339

Japan 20.30%

Auto Components 1.20%
FCC Co., Ltd.	337,100	5,409

Building Products 1.62%
Sanwa Holdings Corp.	636,300	7,254

Chemicals 1.13%
Kansai Paint Co., Ltd.	172,200	5,069

Construction & Engineering 1.39%
SHO-BOND Holdings Co. Ltd.	143,900	6,261

Distributors 1.04%
PALTAC Corp.	89,400	4,646

Electronic Equipment, Instruments & Components 2.08%
Azbil Corp.	87,300	4,446
Taiyo Yuden Co., Ltd.	83,400	4,893
		9,339

Entertainment 0.49%
Capcom Co., Ltd.	35,400	2,221

Equity Real Estate Investment Trusts 1.11%
GLP J-REIT	1,280	2,062
Nippon Prologis REIT, Inc.	890	2,901
		4,963
		U.S. $ Fair
		Value
Investments	Shares	(000)
Japan (continued)
Food Products 0.43%
Nichirei Corp.	67,000	$1,941

Information Technology Services 1.35%
TIS, Inc.	273,500	6,082

Machinery 3.64%
CKD Corp.	229,300	5,210
DMG Mori Co., Ltd.	340,400	5,345
OSG Corp.	320,700	5,776
		16,331

Professional Services 1.38%
TechnoPro Holdings, Inc.	81,400	6,198

Software 0.88%
Money Forward, Inc.*	68,600	2,810
Plaid, Inc.*	35,071	1,152
		3,962

Specialty Retail 0.81%
Bic Camera, Inc.	336,400	3,638

Thrifts & Mortgage Finance 0.63%
Aruhi Corp.	171,400	2,824

Wireless Telecommunication Services 1.12%
Okinawa Cellular Telephone Co.	112,600	5,028
Total Japan		91,166

Mexico 1.13%
Banks
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,021,241	5,086

Netherlands 0.29%
Biotechnology
uniQure NV*	36,208	1,282

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Norway 2.66%

Independent Power and Renewable Electricity Producer 1.09%
Scatec ASA†	129,202	$4,889

Software 1.57%
LINK Mobility Group Holding ASA*	517,595	3,005
Pexip Holding ASA*(a)	422,614	4,043
		7,048
Total Norway		11,937

Portugal 1.42%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,241,381	6,378

South Korea 2.91%

Food & Staples Retailing 0.78%
GS Retail Co., Ltd.	112,501	3,489

Semiconductors & Semiconductor Equipment 1.05%
WONIK IPS Co., Ltd.*	111,404	4,744

Software 1.08%
Douzone Bizon Co. Ltd.	54,522	4,857
Total South Korea		13,090

Spain 2.87%

Containers & Packaging 1.22%
Vidrala SA	49,969	5,494

Independent Power and Renewable Electricity Producer 0.58%
Solaria Energia y Medio Ambiente SA*	101,312	2,607

Professional Services 1.07%
Applus Services SA*	477,660	4,777
Total Spain		12,878
		U.S. $ Fair
		Value
Investments	Shares	(000)
Sweden 2.27%

Auto Components 0.53%
Dometic Group AB*†	171,935	$2,373

Commercial Services & Supplies 1.22%
Loomis AB	212,471	5,451

Food & Staples Retailing 0.52%
Axfood AB	97,859	2,352
Total Sweden		10,176

Switzerland 4.88%

Airlines 0.47%
Wizz Air Holdings plc*†	35,545	2,121

Containers & Packaging 1.33%
SIG Combibloc Group AG*	250,701	5,950

Insurance 0.89%
Swiss Life Holding AG	8,790	4,008

Life Sciences Tools & Services 1.04%
Tecan Group AG	9,591	4,641

Machinery 1.15%
Sulzer AG	48,065	5,178
Total Switzerland		21,898

Taiwan 1.33%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	210,000	3,378
Visual Photonics Epitaxy Co., Ltd.	688,000	2,573
Total Taiwan		5,951

United Arab Emirates 0.31%

Information Technology Services
Network International Holdings plc*†	300,206	1,399

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
United Kingdom 17.21%

Aerospace & Defense 0.74%
Senior plc*	2,558,219	$3,342

Beverages 1.08%
Britvic plc	478,822	4,873

Capital Markets 1.21%
Man Group plc	2,714,523	5,419

Construction Materials 1.32%
Breedon Group plc*	5,064,149	5,912

Consumer Finance 0.73%
Arrow Global Group plc*	1,138,339	3,259

Equity Real Estate Investment Trusts 1.93%
Big Yellow Group PLC	224,755	3,391
UNITE Group plc (The)*	403,569	5,293
		8,684

Household Durables 0.51%
Focusrite PLC	157,136	2,271

Insurance 1.44%
Lancashire Holdings Ltd.	695,702	6,474

Internet & Direct Marketing Retail 1.27%
ASOS plc*	93,679	5,724

Machinery 0.79%
Concentric AB	163,095	3,561

Media 1.13%
S4 Capital plc*	748,827	5,079

Multi-Line Retail 0.81%
B&M European Value Retail SA	495,813	3,624

Pharmaceuticals 1.03%
Dechra Pharmaceuticals plc	94,121	4,640
		U.S. $ Fair
		Value
Investments	Shares	(000)
United Kingdom (continued)

Real Estate Management &Development 1.10%
Savills PLC*	343,141	$4,928

Specialty Retail 0.86%
WH Smith plc	184,369	3,850

Trading Companies & Distributors 1.26%
Grafton Group plc	478,639	5,651
Total United Kingdom		77,291

United States 1.31%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	117,180	5,868
Total Common Stocks (cost $379,840,543)		447,258

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 1.04%

Repurchase Agreement 1.03%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $4,694,000 of U.S. Treasury Note at 0.125% due 07/15/2023; value: $4,691,293; proceeds: $4,599,305 (cost $4,599,305)	$4,599	4,599

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

		U.S. $ Fair
		Value
Investments	Shares	(000)
Money Market Fund 0.01%
Fidelity Government Portfolio(b) (cost $47,972)	47,972	$48

Time Deposit 0.00%
CitiBank N.A.(b) (cost $5,331)	5,331	5
Total Short-Term Investments (cost $4,652,608)		4,652
Total Investments in Securities 100.64% (cost $384,493,151)		451,910
Liabilities in Excess of Foreign Cash and Other Assets(c) (0.64)%		(2,871)
Net Assets 100.00%		$449,039

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $27,618, which represents 6.15% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Liabilities in Excess of Foreign Cash and Other Assets net unrealized appreciation on total return swaps as follows:

Open Total Return Swap Contracts at January 31, 2021:

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index*	Spread	Units	Position	Date	Amount	Value	Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR +.36%	94,118	Long	6/11/2021	$7,131,321	$7,155,513	$24,192

*	Merrill Lynch Custom Basket Index.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$8,868	$–	$–	$8,868
Chile	4,145	–	–	4,145
China	3,726	5,850	–	9,576
France	3,240	4,933	–	8,173
Germany	3,063	29,921	–	32,984
Israel	6,636	–	–	6,636
Italy	3,392	21,947	–	25,339
Japan	1,152	90,014	–	91,166
Mexico	5,086	–	–	5,086
Netherlands	1,282	–	–	1,282
Norway	3,005	8,932	–	11,937
Portugal	6,378	–	–	6,378
Spain	5,494	7,384	–	12,878
Sweden	5,451	4,725	–	10,176
United Kingdom	16,604	60,687	–	77,291
United States	5,868	–	–	5,868
Remaining Countries	–	129,475	–	129,475
Short-Term Investments
Repurchase Agreement	–	4,599	–	4,599
Money Market Fund	48	–	–	48
Time Deposit	–	5	–	5
Total	$83,438	$368,472	$–	$451,910
Other Financial Instruments
Total Return Swap Contracts
Assets	–	24,192	–	24,192
Liabilities	–	–	–	–
Total	$–	$24,192	$–	$24,192

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.18%

Australia 5.38%

Banks 1.80%
National Australia Bank Ltd.	500,793	$8,977

Capital Markets 0.65%
Macquarie Group Ltd.	32,627	3,254

Equity Real Estate Investment Trusts 0.72%
Goodman Group	268,834	3,618

Metals & Mining 2.21%
BHP Group Ltd.	332,110	11,075
Total Australia		26,924

Austria 1.45%

Banks
BAWAG Group AG*†	166,637	7,245

Belgium 1.41%

Beverages 0.76%
Anheuser-Busch InBev SA	60,463	3,795

Pharmaceuticals 0.65%
UCB SA	31,517	3,264
Total Belgium		7,059

Cambodia 0.55%

Hotels, Restaurants & Leisure
NagaCorp Ltd.	2,410,000	2,736

Canada 1.96%

Banks 0.98%
Royal Bank of Canada	60,800	4,921

Oil, Gas & Consumable Fuels 0.98%
Pembina Pipeline Corp.	185,333	4,879
Total Canada		9,800
Investments	Shares	U.S. $ Fair Value (000)
Chile 1.22%

Metals & Mining 0.79%
Lundin Mining Corp.	441,255	$3,934

Water Utilities 0.43%
Aguas Andinas SA	7,164,165	2,174
Total Chile		6,108

China 2.80%

Construction Materials 0.98%
China Resources Cement Holdings Ltd.	4,440,000	4,894

Internet & Direct Marketing Retail 0.56%
Alibaba Group Holding Ltd. ADR*	11,005	2,793

Real Estate Management & Development 0.78%
Logan Group Co., Ltd.	2,640,000	3,941

Specialty Retail 0.48%
Topsports International Holdings Ltd.†	1,486,000	2,408
Total China		14,036

France 14.54%

Aerospace & Defense 1.85%
Safran SA*	31,673	3,982
Thales SA	58,568	5,255
		9,237

Banks 2.00%
Credit Agricole SA*	883,470	9,999

Building Products 1.67%
Cie de Saint-Gobain*	168,415	8,372

Construction & Engineering 0.96%
Vinci SA	51,977	4,820

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Diversified Telecommunication Services 1.40%
Orange SA	597,816	$7,016

Gas Utilities 0.83%
Rubis SCA	92,326	4,179

Insurance 1.63%
AXA SA	368,282	8,159

Multi-Utilities 1.84%
Engie SA*	592,580	9,196

Pharmaceuticals 2.36%
Sanofi	125,874	11,838
Total France		72,816

Germany 11.23%

Air Freight & Logistics 1.57%
Deutsche Post AG Registered Shares	159,140	7,861

Auto Components 1.62%
Continental AG	58,000	8,117

Automobiles 1.41%
Volkswagen AG	33,305	7,028

Chemicals 1.28%
BASF SE	83,016	6,416

Insurance 2.08%
Allianz SE Registered Shares	46,148	10,430

Machinery 0.81%
KION Group AG	47,107	4,067

Media 0.81%
Stroeer SE & Co. KGaA	45,152	4,068

Pharmaceuticals 0.71%
Merck KGaA	21,184	3,531
Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Semiconductors & Semiconductor Equipment 0.94%
Infineon Technologies AG	117,006	$4,688
Total Germany		56,206

Hong Kong 2.11%

Building Products 0.76%
Xinyi Glass Holdings Ltd.	1,568,000	3,793

Real Estate Management & Development 1.35%
Kerry Properties Ltd.	2,619,500	6,780
Total Hong Kong		10,573

India 0.86%

Oil, Gas & Consumable Fuels
Petronet LNG Ltd.	1,324,889	4,297

Italy 3.19%

Auto Components 0.90%
Freni Brembo SpA*	332,247	4,516

Electric: Utilities 1.32%
Enel SpA	665,034	6,596

Textiles, Apparel & Luxury Goods 0.97%
Moncler SpA*	86,401	4,869
Total Italy		15,981

Japan 17.33%

Auto Components 1.70%
Denso Corp.	153,500	8,532

Banks 1.79%
Sumitomo Mitsui Financial Group, Inc.	288,700	8,969

Beverages 1.63%
Asahi Group Holdings Ltd.	202,600	8,180

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Building Products 1.72%
Sanwa Holdings Corp.	755,300	$8,611

Diversified Financial Services 1.69%
ORIX Corp.	526,600	8,450

Electrical Equipment 1.04%
Fuji Electric Co., Ltd.	130,200	5,188

Electronic Equipment, Instruments & Components 3.47%
Hitachi Ltd.	198,000	8,157
TDK Corp.	57,000	9,216
		17,373

Household Durables 1.69%
Sony Corp.	88,300	8,451

Trading Companies & Distributors 1.70%
ITOCHU Corp.	296,800	8,500

Wireless Telecommunication Services 0.90%
SoftBank Group Corp.	58,300	4,517
Total Japan		86,771

Macau 0.93%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,178,000	4,678

Mexico 1.48%

Banks 0.73%
Grupo Financiero Banorte
SAB de CV*	737,066	3,652

Transportation Infrastructure 0.75%
Grupo Aeroportuario del Pacifico SAB de CV*	374,500	3,775
Total Mexico		7,427
Investments	Shares	U.S. $ Fair Value (000)
Netherlands 2.29%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc Class A ADR(a)	310,117	$11,440

Russia 0.99%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	69,826	4,942

South Africa 1.88%

Metals & Mining
Anglo American plc	286,808	9,434

South Korea 2.19%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	149,666	10,942

Sweden 3.04%

Commercial Services & Supplies 0.98%
Loomis AB	192,198	4,931

Machinery 0.97%
Sandvik AB*	195,782	4,876

Oil, Gas & Consumable Fuels 1.09%
Lundin Energy AB	200,147	5,437
Total Sweden		15,244

Switzerland 6.92%

Capital Markets 2.38%
UBS Group AG	828,220	11,938

Insurance 2.22%
Swiss Life Holding AG*	10,200	4,651
Zurich Financial Services AG	16,120	6,445
		11,096

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Pharmaceuticals 2.32%
Novartis AG Registered Shares	69,652	$6,306
Roche Holding AG	15,310	5,284
		11,590
Total Switzerland		34,624

United Kingdom 12.92%

Banks 1.62%
Standard Chartered plc*	1,343,495	8,129

Electric: Utilities 0.93%
SSE plc	228,919	4,637

Equity Real Estate Investment Trusts 0.86%
UNITE Group plc (The)*	326,393	4,281

Hotels, Restaurants & Leisure 0.66%
Entain PLC*	195,149	3,303

Household Durables 1.12%
Persimmon plc	161,429	5,619

Insurance 2.20%
Beazley plc	850,545	3,620
Prudential plc	461,465	7,383
		11,003

Multi-Utilities 0.90%
National Grid plc	389,183	4,521

Pharmaceuticals 1.08%
AstraZeneca plc	53,163	5,423

Tobacco 2.42%
British American Tobacco plc	211,695	7,692
Imperial Brands plc	221,141	4,439
		12,131
Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Trading Companies & Distributors 1.13%
Ashtead Group plc	112,369	$5,640
Total United Kingdom		64,687

United States 1.51%

Auto Components
Lear Corp.	50,212	7,570
Total Common Stocks (cost $431,092,475)		491,540

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.14%

Repurchase Agreement 0.99%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $5,065,200 of U.S. Treasury Note at 0.125% due 07/15/2023; value: $5,062,279; proceeds: $4,962,922 (cost $4,962,922)	$4,963	4,963

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND January 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Money Market Fund 0.14%

Fidelity Government Portfolio(b) (cost $678,255)	678,255	$678

Time Deposit 0.01%
CitiBank N.A.(b) (cost $75,362)	75,362	76
Total Investments in Securities 99.32% (cost $436,809,014)		497,257
Other Assets in Excess of Liabilities 0.68%		3,415
Net Assets 100.00%		$500,672

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $9,653, which represents 1.93% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$9,800	$–	$–	$9,800
Chile	6,108	–	–	6,108
China	2,793	11,243	–	14,036
Mexico	7,427	–	–	7,427
Netherlands	11,440	–	–	11,440
Sweden	4,931	10,313	–	15,244
United States	7,570	–	–	7,570
Remaining Countries	–	419,915	–	419,915
Short-Term Investments
Repurchase Agreement	–	4,963	–	4,963
Money Market Fund	678	–	–	678
Time Deposit	–	76	–	76
Total	$50,747	$446,510	$–	$497,257

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 91.53%

Air Freight & Logistics 0.57%
Atlas Air Worldwide Holdings, Inc.*	28,377	$1,470

Auto Components 0.84%
Gentherm, Inc.*	35,648	2,184

Banks 1.51%
Silvergate Capital Corp.*	42,066	3,915

Beverages 1.26%
Celsius Holdings, Inc.*(a)	61,610	3,290

Biotechnology 14.40%
Adaptimmune Therapeutics plc ADR*	141,129	771
Beam Therapeutics, Inc.*(a)	38,077	3,672
CareDx, Inc.*	41,570	3,177
Constellation Pharmaceuticals, Inc.*	71,406	2,354
Insmed, Inc.*	59,543	2,238
Karuna Therapeutics, Inc.*	15,390	1,527
Krystal Biotech, Inc.*	25,353	1,767
Myovant Sciences Ltd. (United Kingdom)*(b)	113,285	2,638
Rigel Pharmaceuticals, Inc.*	515,972	1,878
Rocket Pharmaceuticals, Inc.*	54,616	3,008
Scholar Rock Holding Corp.*	54,456	3,249
Seres Therapeutics, Inc.*	71,813	1,706
Stoke Therapeutics, Inc.*	18,577	1,135
TG Therapeutics, Inc.*	45,428	2,193
Trillium Therapeutics, Inc. (Canada)*(a)(b)	135,932	1,788
Turning Point Therapeutics, Inc.*	17,790	2,232
Veracyte, Inc.*	37,555	2,129
Total		37,462

Commercial Services & Supplies 1.07%
Montrose Environmental Group, Inc.*	75,001	2,774
Investments	Shares	Fair Value (000)
Communications Equipment 2.78%
AudioCodes Ltd. (Israel)(b)	32,354	$971
Calix, Inc.*	207,353	6,262
Total		7,233

Construction & Engineering 0.77%
Ameresco, Inc. Class A*	35,519	1,992

Electrical Equipment 1.00%
TPI Composites, Inc.*	43,507	2,606

Electronic Equipment, Instruments & Components 1.78%
908 Devices, Inc.*	35,751	1,970
nLight, Inc.*	84,012	2,662
Total		4,632

Health Care Equipment & Supplies 10.65%
Axonics Modulation Technologies, Inc.*	71,646	3,704
CryoPort, Inc.*(a)	76,763	5,235
GenMark Diagnostics, Inc.*	132,417	1,829
Inari Medical, Inc.*	18,195	1,736
OrthoPediatrics Corp.*	57,067	2,635
Outset Medical, Inc.*	27,583	1,430
Pulmonx Corp.*	43,979	2,495
Shockwave Medical, Inc.*	42,121	4,888
SI-BONE, Inc.*	127,709	3,739
Total		27,691

Health Care Providers & Services 2.02%
Castle Biosciences, Inc.*	49,992	3,341
Ontrak, Inc.*(a)	24,084	1,910
Total		5,251

Health Care Technology 2.69%
Health Catalyst, Inc.*	36,561	1,816
Inspire Medical Systems, Inc.*	15,264	3,076
Simulations Plus, Inc.	26,427	2,092
Total		6,984

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.08%
Golden Nugget Online
Gaming, Inc.*(a)	54,358	$970
Papa John's International, Inc.	18,081	1,850
Total		2,820

Household Durables 3.27%
LGI Homes, Inc.*	30,010	3,202
Sonos, Inc.*	203,229	5,315
Total		8,517

Household Products 0.86%
Central Garden & Pet Co.*	53,089	2,245

Industrial Conglomerates 1.01%
Raven Industries, Inc.	81,229	2,621

Insurance 1.23%
Trupanion, Inc.*	28,497	3,197

Internet & Direct Marketing Retail 5.01%
Magnite, Inc.*	195,619	6,776
Overstock.com, Inc.*	31,993	2,483
PubMatic, Inc.*(a)	95,205	3,784
Total		13,043

Internet Software & Services 1.48%
Cardlytics, Inc.*	31,400	3,839

Leisure Products 1.35%
Malibu Boats, Inc. Class A*	50,268	3,524

Life Sciences Tools & Services 4.76%
NanoString Technologies, Inc.*	45,424	3,181
Pacific Biosciences of California, Inc.*	116,971	3,784
Quanterix Corp.*	79,863	5,170
Seer, Inc.*	3,813	238
Total		12,373

Machinery 6.08%
Chart Industries, Inc.*	31,643	3,801
Evoqua Water Technologies Corp.*	82,975	2,261
Investments	Shares	Fair Value (000)
Machinery (continued)
Hydrofarm Holdings Group, Inc.*	23,231	$1,754
Shyft Group, Inc. (The)	98,654	2,979
SPX Corp.*	34,648	1,792
Westport Innovations, Inc. (Canada)*(a)(b)	433,617	3,226
Total		15,813

Personal Products 0.87%
elf Beauty, Inc.*	104,472	2,273

Pharmaceuticals 0.93%
Intra-Cellular Therapies, Inc.*	41,501	1,334
Pliant Therapeutics, Inc.*(a)	43,746	1,077
Total		2,411

Professional Services 0.66%
Willdan Group, Inc.*	38,146	1,705

Real Estate Management & Development 1.29%
eXp World Holdings, Inc.*	31,395	3,346

Semiconductors & Semiconductor Equipment 4.36%
CEVA, Inc.*	75,218	4,422
Ichor Holdings Ltd.*	90,154	3,255
Impinj, Inc.*	22,972	1,217
Rambus, Inc.*	129,050	2,451
Total		11,345

Software 12.06%
Agilysys, Inc.*	146,213	5,379
Cerence, Inc.*	66,362	7,427
Digital Turbine, Inc.*	98,878	5,657
fuboTV, Inc.*(a)	44,952	1,899
Sprout Social, Inc. Class A*	76,421	5,044
Telos Corp.*	123,377	4,355
Upland Software, Inc.*	33,911	1,617
Total		31,378

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 2.29%
National Vision Holdings, Inc.*	23,803	$1,104
Sleep Number Corp.*	44,978	4,846
Total		5,950

Tobacco 0.98%
Turning Point Brands, Inc.	54,371	2,561

Trading Companies & Distributors 0.62%
Rush Enterprises, Inc. Class A	38,636	1,622
Total Common Stocks (cost $162,697,698)		238,067

	Principal Amount (000)

SHORT-TERM INVESTMENTS 10.09%

Repurchase Agreement 4.30%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $11,411,300 of U.S. Treasury Note at . 125% due 7/15/2023; value: $11,404,720; proceeds: $11,181,085 (cost $11,181,085)	$11,181	11,181
Investments	Shares	Fair Value (000)
Money Market Fund 5.21%
Fidelity Government Portfolio(c) (cost $13,557,606)	13,557,606	$13,558

Time Deposit 0.58%
CitiBank N.A.(c) (cost $1,506,401)	1,506,401	1,506
Total Short-Term Investments (cost $26,245,092)		26,245
Total Investments in Securities 101.62% (cost $188,942,790)		264,312
Liabilities in Excess of Other Assets (1.62)%		(4,213)
Net Assets 100.00%		$260,099

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$238,067	$–	$–	$238,067
Short-Term Investments
Repurchase Agreement	–	11,181	–	11,181
Money Market Fund	13,558	–	–	13,558
Time Deposit	–	1,506	–	1,506
Total	$251,625	$12,687	$–	$264,312

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets.

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.35%

Aerospace & Defense 1.17%
Hexcel Corp.	411,873	$17,982

Auto Components 3.79%
Dorman Products, Inc.*	221,370	20,107
LCI Industries	120,545	15,596
Lear Corp.	150,141	22,635
Total		58,338

Banks 7.18%
Bank of Hawaii Corp.	214,490	16,771
East West Bancorp, Inc.	462,735	27,737
Pacific Premier Bancorp, Inc.	469,357	15,606
Signature Bank	23,973	3,960
SVB Financial Group*	43,984	19,255
Western Alliance Bancorp	398,255	27,153
Total		110,482

Beverages 0.88%
Primo Water Corp.	873,468	13,495

Building Products 5.84%
A.O. Smith Corp.	449,242	24,394
Allegion plc (Ireland)(a)	143,087	15,312
Masonite International Corp.*	256,024	25,474
Simpson Manufacturing Co., Inc.	267,896	24,646
Total		89,826

Capital Markets 0.97%
Moelis & Co. Class A	300,756	14,951

Chemicals 4.69%
Avient Corp.	579,422	22,267
Axalta Coating Systems Ltd.*	874,358	23,599
Valvoline, Inc.	1,110,612	26,366
Total		72,232
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.67%
Driven Brands Holdings, Inc.*	367,468	$10,326

Consumer Finance 1.81%
Discover Financial Services	334,109	27,912

Containers & Packaging 1.71%
Avery Dennison Corp.	174,903	26,388

Electric: Utilities 2.07%
IDACORP, Inc.	184,982	16,334
Portland General Electric Co.	368,767	15,595
Total		31,929

Electrical Equipment 1.48%
Generac Holdings, Inc.*	92,298	22,744

Electronic Equipment, Instruments & Components 1.73%
Littelfuse, Inc.	109,740	26,707

Equity Real Estate Investment Trusts 4.83%
Alexandria Real Estate Equities, Inc.	97,218	16,246
CoreSite Realty Corp.	133,721	17,977
First Industrial Realty Trust, Inc.	549,236	22,321
Sunstone Hotel Investors, Inc.	1,661,300	17,776
Total		74,320

Health Care Equipment & Supplies 5.40%
Cooper Cos., Inc. (The)	43,812	15,949
Hill-Rom Holdings, Inc.	229,098	22,003
NuVasive, Inc.*	332,785	17,884
STERIS plc	146,084	27,334
Total		83,170

Health Care Providers & Services 3.49%
Covetrus, Inc.*	452,773	15,426
Encompass Health Corp.	193,027	15,519
Molina Healthcare, Inc.*	106,651	22,782
Total		53,727

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND January 31, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.42%
Caesars Entertainment, Inc.*	310,500	$21,856

Household Durables 5.48%
Helen of Troy Ltd.*	74,173	18,117
Leggett & Platt, Inc.	503,100	20,627
Purple Innovation, Inc.*	742,715	25,282
Sonos, Inc.*	777,150	20,322
Total		84,348

Industrial Conglomerates 1.56%
Carlisle Cos., Inc.	165,188	23,941

Information Technology Services 5.17%
Booz Allen Hamilton Holding Corp.	281,361	23,964
EPAM Systems, Inc.*	24,587	8,468
Euronet Worldwide, Inc.*	238,604	29,816
Jack Henry & Associates, Inc. 119,928		17,364
Total		79,612

Insurance 3.77%
Globe Life, Inc.	165,664	14,974
RenaissanceRe Holdings Ltd.	130,748	19,670
Stewart Information Services Corp.	504,960	23,420
Total		58,064

Internet Software & Services 2.03%
TechTarget, Inc.*	417,871	31,215

Leisure Products 1.17%
Malibu Boats, Inc. Class A*	255,808	17,935

Life Sciences Tools & Services 6.56%
Bio-Techne Corp.	76,837	24,965
Charles River Laboratories International, Inc.*	120,894	31,318
ICON plc (Ireland)*(a)	87,017	17,735
PerkinElmer, Inc.	183,229	26,947
Total		100,965
Investments	Shares	Fair Value (000)
Machinery 4.15%
Allison Transmission Holdings, Inc.	637,526	$25,947
Columbus McKinnon Corp/NY.	259,959	11,228
Crane Co.	353,195	26,730
Total		63,905

Metals & Mining 1.48%
Reliance Steel & Aluminum Co.	196,229	22,778

Oil, Gas & Consumable Fuels 2.25%
Cabot Oil & Gas Corp.	667,000	12,226
Par Pacific Holdings, Inc.*	795,269	10,561
Pioneer Natural Resources Co. 97,419		11,778
Total		34,565

Real Estate Management & Development 0.99%
Marcus & Millichap, Inc.*	427,800	15,285

Road & Rail 3.00%
Landstar System, Inc.	172,200	24,005
Saia, Inc.*	125,351	22,156
Total		46,161

Semiconductors & Semiconductor Equipment 6.13%
Advanced Energy Industries, Inc.*	139,843	14,345
Entegris, Inc.	344,959	33,941
Monolithic Power Systems, Inc.	63,667	22,620
Teradyne, Inc.	206,133	23,392
Total		94,298

Software 3.23%
Aspen Technology, Inc.*	180,139	24,121
Fair Isaac Corp.*	56,968	25,642
Total		49,763

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND January 31, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 2.67%
Burlington Stores, Inc.*	64,443	$16,040
Williams-Sonoma, Inc.	194,666	25,096
Total		41,136

Tobacco 0.58%
Turning Point Brands, Inc.	189,097	8,907
Total Common Stocks (cost $1,143,256,002)		1,529,263
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.96%

Repurchase Agreement
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $14,611,700 of U.S. Treasury Note at 1.25% due 7/31/2023; value: $15,103,282; proceeds: $14,807,099 (cost $14,807,099)	$14,807	$14,807

Total Investments in Securities 100.31% (cost $1,158,063,101)		1,544,070
Liabilities in Excess of Other Assets (0.31)%		(4,794)
Net Assets 100.00%		$1,539,276

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,529,263	$–	$–	$1,529,263
Short-Term Investment
Repurchase Agreement	–	14,807	–	14,807
Total	$1,529,263	$14,807	$–	$1,544,070

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets.

50	See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long- term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long- term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES
(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the

Notes to Financial Statements (unaudited)(continued)

Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked- to- market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Leaders Fund	$1,638,485	$1,772,287
Health Care Fund	31,200	33,625
International Opportunities Fund	49,506	53,303
International Value Fund	705,484	753,617
Micro Cap Growth Fund	15,006,721	15,064,007

Notes to Financial Statements (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2021:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2020	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2021	Fair Value at 1/31/2021	Net Realized Gain (Loss) 11/1/2020 to 1/31/2021		Dividend Income 11/1/2020 to 1/31/2021	Change in Appreciation (Depreciation) 11/1/2020 to 1/31/2021
Lord Abbett Developing Growth Fund, Inc. - Class I	3,985,867	334,402	(210,481)	4,109,788	$167,021,800	$16,210,113	(a)	$—	$23,764,650
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	3,321,048	56,202	(354,749)	3,022,501	82,393,364	(1,861,828)		785,231	24,436,983
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8,007,354	176,797	(92,288)	8,091,863	157,872,254	288,713		—	26,462,378
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	3,286,773	866,948	(493,566)	3,660,155	86,562,672	19,193,135	(b)	—	11,218,538
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	8,851,506	123,787	(440,870)	8,534,423	163,604,891	(4,662,171)		1,619,595	40,655,503
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	7,636,112	454,133	(207,534)	7,882,711	158,284,841	7,245,239	(c)	681,801	17,659,262
Total					$815,739,822	$36,413,201		$3,086,627	$144,197,314

(a)	Includes $11,607,104 of distributed capital gains.
(b)	Includes $16,385,329 of distributed capital gains.
(c)	Includes $7,499,811 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2021, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.46%
Lord Abbett Research Fund, Inc.-Small Cap Value Fund – Class I	20.04%
Lord Abbett Securities Trust–Focused Small Cap Value Fund – Class I	10.09%
Lord Abbett Securities Trust–International Opportunities Fund – Class I	19.34%
Lord Abbett Securities Trust–Micro-Cap Growth Fund – Class I	10.60%
Lord Abbett Securities Trust–Value Opportunities Fund – Class I	19.38%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of January 31, 2021, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Inspire Medical Systems, Inc.	1.90%
Axon Enterprise, Inc.	1.71%
Natera, Inc.	1.67%
RH	1.46%
TG Therapeutics, Inc.	1.45%
MKS Instruments, Inc.	1.43%
Cardlytics, Inc.	1.39%
Axonics Modulation Technologies, Inc.	1.35%
SunPower Corp.	1.33%
Stitch Fix, Inc. Class A	1.32%

Holdings by Sector*	% of Investments
Communication Services	0.83%
Consumer Discretionary	17.09%
Consumer Staples	0.81%
Financials	4.32%
Health Care	30.37%
Industrials	12.20%
Information Technology	25.80%
Materials	0.84%
Real Estate	0.90%
Repurchase Agreement	4.17%
Money Market Fund(a)	2.40%
Time Deposit(a)	0.27%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp, Inc. (The)	3.77%
Hillenbrand, Inc.	3.42%
American Axle & Manufacturing Holdings, Inc.	3.00%
Spectrum Brands Holdings, Inc.	2.97%
Purple Innovation, Inc.	2.86%
Sterling Bancorp	2.82%
Masonite International Corp.	2.72%
Pacific Premier Bancorp, Inc.	2.63%
Western Alliance Bancorp	2.51%
Flagstar Bancorp, Inc.	2.47%

Holdings by Sector*	% of Investments
Communication Services	3.46%
Consumer Discretionary	12.76%
Consumer Staples	2.98%
Energy	4.54%
Financials	32.97%
Health Care	1.61%
Industrials	16.83%
Information Technology	8.36%
Materials	7.59%
Real Estate	5.95%
Repurchase Agreement	2.95%
Total	100.00%
* A sector may comprise several industries.

International Opportunities Fund

Ten Largest Holdings	% of Investments
Rheinmetall AG	2.05%
Sanwa Holdings Corp.	1.61%
Marel HF	1.47%
Lancashire Holdings Ltd.	1.43%
REN – Redes Energeticas Nacionais SGPS SA	1.41%
Federal Bank Ltd.	1.40%
SHO-BOND Holdings Co. Ltd.	1.39%
Aixtron SE	1.37%
TechnoPro Holdings, Inc.	1.37%
UDG Healthcare plc	1.35%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	4.09%
Consumer Discretionary	12.97%
Consumer Staples	3.83%
Financials	12.42%
Health Care	7.79%
Industrials	24.00%
Information Technology	14.74%
Materials	8.57%
Real Estate	6.40%
Utilities	4.16%
Repurchase Agreement	1.02%
Money Market Fund(a)	0.01%
Time Deposit(a)	0.00%	(b)
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.
(b)	Amount is less than 0.01%.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Cerence, Inc.	2.81%
Magnite, Inc.	2.56%
Calix, Inc.	2.37%
Digital Turbine, Inc.	2.14%
Agilysys, Inc.	2.04%
Sonos, Inc.	2.01%
CryoPort, Inc.	1.98%
Quanterix Corp.	1.96%
Sprout Social, Inc. Class A	1.91%
Shockwave Medical, Inc.	1.85%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.63%
Consumer Staples	3.92%
Financials	2.69%
Health Care	34.87%
Industrials	11.58%
Information Technology	22.11%
Real Estate	1.27%
Repurchase Agreement	4.23%
Money Market Fund(a)	5.13%
Time Deposit(a)	0.57%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp, Inc. (The)	3.61%
Hillenbrand, Inc.	2.55%
Spectrum Brands Holdings, Inc.	2.43%
Crane Co.	2.17%
BankUnited, Inc.	2.07%
Flagstar Bancorp, Inc.	1.96%
Sterling Bancorp	1.83%
Advanced Energy Industries, Inc.	1.83%
Bank of Hawaii Corp.	1.78%
TCF Financial Corp.	1.76%

Holdings by Sector*	% of Investments
Communication Services	1.09%
Consumer Discretionary	11.41%
Consumer Staples	3.84%
Energy	4.61%
Financials	25.87%
Health Care	4.50%
Industrials	21.19%
Information Technology	9.82%
Materials	6.38%
Real Estate	9.46%
Utilities	1.83%
Total	100.00%
* A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Entegris, Inc.	2.20%
Charles River Laboratories International, Inc.	2.03%
TechTarget, Inc.	2.02%
Euronet Worldwide, Inc.	1.93%
Discover Financial Services	1.81%
East West Bancorp, Inc.	1.80%
STERIS plc	1.77%
Western Alliance Bancorp	1.76%
PerkinElmer, Inc.	1.75%
Crane Co.	1.73%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.48%
Consumer Non-Cyclical	0.67%
Consumer Staples	1.45%
Energy	2.24%
Financials	13.69%
Health Care	15.41%
Industrials	17.13%
Information Technology	18.24%
Materials	7.86%
Real Estate	5.80%
Utilities	2.07%
Repurchase Agreement	0.96%
Total	100.00%

*	A sector may comprise several industries.

QPHR-SET-1Q

(03/21)